Expense Example - SA Fixed Income Intermediate Index Portfolio	Class 1 1 Year	Class 1 3 Years	Class 1 5 Years	Class 1 10 Years	Class 3 1 Year	Class 3 3 Years	Class 3 5 Years	Class 3 10 Years
USD ($)	36	117	206	466	61	197	344	772